Guarantee liabilities and risk assurance liabilities - Additional Information (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Guarantee liabilities and risk assurance liabilities
Risk assurance liabilities maximum exposure	¥ 0		¥ 0
Maximum potential undiscounted future payment	¥ 0	$ 0	¥ 37